Financial instruments and risk management (Tables)	12 Months Ended
Dec. 31, 2017
Financial instruments and risk management
Schedule of notional amounts and strike prices of derivative financial instruments

	Position as of December 31, 2017
	Jet fuel Asian call option contracts maturities
	1 Half 2018		2 Half 2018		2018 Total
Jet fuel risk
Notional volume in gallons (thousands)*	69,518		61,863		131,381
Strike price agreed rate per gallon (U.S. dollars)**	US$	1.6861	US$	1.8106	US$	1.7447
Approximate percentage of hedge (of expected consumption value)	60%		50%		55%

* US Gulf Coast Jet 54 as underlying asset

** Weighted average

	Position as of December 31, 2016
	Jet fuel Asian call option contracts maturities
	1 Half 2017		2 Half 2017		2017 Total		1 Half 2018		3Q 2018		2018 Total
Jet fuel risk
Notional volume in gallons (thousands)*	55,436		63,362		118,798		62,492		7,746		70,238
Strike price agreed rate per gallon (U.S. dollars)**	US$	1.6245	US$	1.4182	US$	1.5145	US$	1.6508	US$	1.5450	US$	1.6392
Approximate percentage of hedge (of expected consumption value)	51%		53%		52%		45%		10%		24%

* US Gulf Coast Jet 54 as underlying asset

** Weighted average

Schedule of foreign exchange on and off-balance sheet exposure

	Thousands of U.S. dollars
	2017		2016
Assets:
Cash and cash equivalents	US$	344,038	US$	297,565
Other accounts receivable	13,105		11,619
Aircraft maintenance deposits paid to lessors	352,142		343,787
Deposits for rental of flight equipment	25,343		30,025
Derivative financial instruments	25,204		41,996

Total assets	759,832		724,992

Liabilities:
Financial debt (Note 5)	128,296		76,789
Foreign suppliers	53,729		56,109
Taxes and fees payable	10,304		6,874
Derivative financial instruments	—		684

Total liabilities	192,329		140,456

Net foreign currency position	US$	567,503	US$	584,536

	Thousands of U.S. dollars
	2017		2016
Off-balance sheet transactions exposure:
Aircraft and engine operating lease payments (Note 14)	US$	1,856,909	US$	1,727,644
Aircraft and engine commitments (Note 23)	1,123,377		315,326

Total	US$	2,980,286	US$	2,042,970

Schedule of contractual principal payments required on financial liabilities and derivative instruments fair value

	December 31, 2017
	Within one year		One to five years		Total
Interest-bearing borrowings:
Pre-delivery payments facilities (Note 5)	Ps.	1,449,236	Ps.	1,079,152	Ps.	2,528,388
Short-term working capital facilities (Note 5)	948,354		—		948,354

Total	Ps.	2,397,590	Ps.	1,079,152	Ps.	3,476,742

	December 31, 2016
	Within one year		One to five years		Total
Interest-bearing borrowings:
Pre-delivery payments facilities (Note 5)	Ps.	328,845	Ps.	943,046	Ps.	1,271,891
Short-term working capital facilities (Note 5)	716,290		—		716,290

Derivative financial instruments:
Interest rate swaps contracts	14,144		—		14,144

Total	Ps.	1,059,279	Ps.	943,046	Ps.	2,002,325